CONSECO SERIES TRUST
                             Administrative Offices
                          11825 N. Pennsylvania Street
                                Carmel, IN 46032




May 10, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      Conseco Series Trust (the "Trust")
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 2-80455

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Trust's Registration Statement of Form N-1A. This Amendment was filed electronically on May 3, 1999.

         Please call the undersigned at 317/817-6422 with any questions you may have.


Sincerely,

/s/ William P. Kovacs
-----------------------------
William P. Kovacs
Vice President and Secretary